Consolidated statements of operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 589,844	$ 174,819	$ 934,824	$ 324,405	$ 768,353	$ 547,679
Operating costs and expenses:
Cost of revenues, exclusive of depreciation, depletion and amortization	340,600	126,708	573,199	245,014	570,122	432,570
Depreciation, depletion and amortization	64,064	34,904	108,280	70,365	140,687	150,662
Loss on disposal of assets, net	2,143	1,868	1,989	4,075	9,777	8,447
Selling, general, and administrative	87,548	14,094	121,675	27,872	65,592	51,014
Total operating costs and expenses	494,355	177,574	805,143	347,326	786,178	642,693
Operating income (loss)	95,489	(2,755)	129,681	(22,921)	(17,825)	(95,014)
Other (expense) income:
Interest expense, net	(13,451)	(6,187)	(22,723)	(12,222)	(25,788)	(23,276)
Loss on extinguishment of debt	(8,822)		(17,095)		(515)
Other income, net	989	53	9,220	240	(111)	324
Income (loss) before income tax provision	74,205	(8,889)	99,083	(34,903)	(43,724)	(117,966)
Income tax (provision) benefit	(4,112)	283	(4,864)	308	186	(582)
Net income (loss)	70,093	(8,606)	94,219	(34,595)	(43,538)	(118,548)
Less: net (income) loss attributable to ProFrac Predecessor	(56,157)	8,478	(79,867)	34,476
Less: net loss attributable to noncontrolling interests	8,704	128	8,288	119
Less: net income attributable to redeemable noncontrolling interests	(16,082)		(16,082)
Net loss attributable to noncontrolling interests					(1,118)	(1,143)
Net Income (loss) attributable to ProFrac Predecessor	6,558		6,558		(42,420)	(117,405)
Other comprehensive income (loss)					(56)	0
Comprehensive loss					(42,476)	(117,405)
Less: Other comprehensive income (loss) attributable to noncontrolling interests	(8,701)	$ (128)	(8,319)	$ (119)	(14)	0
Comprehensive income attributable to ProFrac Holding Corp.	$ 6,568		$ 6,568		$ (42,462)	$ (117,405)
Basic earnings per Class A share	$ 0.16		$ 0.16
Diluted earnings per Class A share	$ 0.16		$ 0.16
Weighted average shares used in computing basic earnings per Class A share	40,123		40,123
Weighted average shares used in computing diluted earnings per Class A share	40,145		40,145